GuidePath® Income Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 96.93%
	Domestic Fixed Income Funds - 96.93%
219,018	iShares Core U.S. Aggregate Bond ETF (b)	$21,452,813
62,477	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	5,406,760
359,971	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF (a)(b)	18,203,733
132,625	SPDR Bloomberg Barclays High Yield Bond ETF (a)	12,205,479
556,256	VanEck Vectors Emerging Markets High Yield Bond ETF	10,179,485
	Total Investment Companies (Cost $67,432,482)	67,448,270

	SHORT TERM INVESTMENTS - 2.96%
	Money Market Funds - 2.96%
2,058,951	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (c)	2,058,951
	Total Short Term Investments (Cost $2,058,951)	2,058,951

Number of Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 25.95%
18,060,820	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (c)	18,060,820
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $18,060,820)	18,060,820

	Total Investments (Cost $87,552,253) - 125.84%	87,568,041
	Liabilities in Excess of Other Assets - (25.84)%	(17,981,583)
	TOTAL NET ASSETS - 100.00%	$69,586,458

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Seven-day yield as of June 30, 2023.